General Information (Details 4) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Statement [Line Items]
Total current assets		$ 960,006,128	$ 789,281,758
Total non-current assets		1,565,330,404	1,564,408,956
Total Assets		2,525,336,532	2,353,690,714
Total current liabilities		521,524,086	483,281,996
Total non-current liabilities		594,993,771	427,481,495
Total liabilities		1,116,517,857	910,763,491
Non-controlling interests		112,244,220	114,873,053
Goodwill		117,190,763	124,955,438		$ 124,955,438
Bargain purchase gain	[1]	0	$ 3,043,107	$ 0
Bebidas Bolivianas BOO S.A. [Member]
Statement [Line Items]
Total current assets		3,942,346
Total non-current assets		23,915,061
Total Assets		27,857,407
Total current liabilities		5,393,779
Total non-current liabilities		9,181,670
Total liabilities		14,575,449
Net identifiable assets acquired		13,281,958
Non-controlling interests		(6,508,159)
Goodwill		10,480,792
Investment Value		17,254,591
Fina La Celia S A And Bodega San Juan [Member]
Statement [Line Items]
Total current assets		4,470,464
Total non-current assets		8,783,049
Total Assets		13,253,513
Total current liabilities		370,326
Total non-current liabilities		1,200,124
Total liabilities		1,570,450
Net identifiable assets acquired		11,683,063
Bargain purchase gain		(3,043,107)
Investment Value		8,639,956
Cerverica Czot Spa [Member]
Statement [Line Items]
Total current assets		131,599
Total non-current assets		451,672
Total Assets		583,271
Total current liabilities		158,551
Total non-current liabilities		90,067
Total liabilities		248,618
Net identifiable assets acquired		334,653
Non-controlling interests		(167,323)
Goodwill		202,470
Investment Value		369,800
Cervercera Guayacan Spa [Member]
Statement [Line Items]
Total current assets		507,149
Total non-current assets		1,355,220
Total Assets		1,862,369
Total current liabilities		238,265
Total non-current liabilities		306,828
Total liabilities		545,093
Net identifiable assets acquired		1,317,276
Non-controlling interests		(658,633)
Goodwill		456,007
Investment Value		1,114,650
Mahina SPA [Member]
Statement [Line Items]
Total current assets		114,510
Total non-current assets		1,035,490
Total Assets		1,150,000
Total current liabilities		0
Total non-current liabilities		0
Total liabilities		0
Net identifiable assets acquired		1,150,000
Non-controlling interests		(573,955)
Bargain purchase gain		(1,045)
Investment Value		575,000
La Consulta Vineyard [Member]
Statement [Line Items]
Total current assets		0
Total non-current assets		2,730,067
Total Assets		2,730,067
Total current liabilities		0
Total non-current liabilities		549,697
Total liabilities		549,697
Net identifiable assets acquired		2,180,370
Bargain purchase gain		(1,677,294)
Investment Value		$ 503,076

[1]	It corresponds to the higher value originated by the purchase of the businesses of the vineyards of Pocito and Cañada Honda in 2019. In 2020 it corresponds to vineyards La Consulta and Mahina SpA. See Note 1 - General information, letter D) numeral 9 and 14, respectively.